Income Tax - Summary of Changes in Valuation Allowance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 1,994,089	$ 466,824
Additions	431,565	1,527,265
Balance at the end of the year	$ 2,425,654	$ 1,994,089